Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0472 F: +1 202.637.3593 cynthiabeyea@eversheds-sutherland.com

August 15, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	USCF ETF Trust (the “Trust”) File Nos. 333-196273 and 811-22930

Commissioners:

Enclosed for filing pursuant to subsection (e) of Rule 497 under the Securities Act of 1933, as amended, you will find exhibits containing risk/return summary information relating to the supplement dated August 15, 2019, to the Registrant’s Prospectus and Statement of Additional Information, dated October 30, 2018. The purpose of this filing is to submit the 497(e) filing dated August 15, 2019, in XBRL for all series of the Registrant.

If you have any questions, please call the undersigned at the above number.

Sincerely,

  /s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	Carolyn M. Yu, USCF Daphne G. Frydman, USCF Ronald Coenen Jr., Eversheds Sutherland